Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash	$ 169,807	$ 700,323
Restricted cash	20,000	20,000
Accounts receivable, net	82,393	171,696
Prepaid Expenses and current deposits	87,428	168,816
Inventory	100,647	61,050
Total current assets	460,275	1,121,885
Fixed assets, net	22,145	27,370
Other assets
License agreements, net		116,346
Domain names, net	73,113	73,790
Capitalized software costs, net	1,600,623	1,240,632
Residual contract revenue, net	441,970	589,294
Deposits	3,382	12,342
Goodwill, net	5,306,205	2,679,970
Total other assets	7,425,293	4,712,374
Total assets	7,907,713	5,861,629
Current liabilities
Accounts payable and accrued liabilities	578,610	533,564
Advances	215,000
Accrued liabilities - related party	681,655	129,351
Notes payable - related party, net	172,108	143,442
Total current liabilities	1,647,373	806,357
Total liabilities	1,647,373	806,357
Stockholders' equity
Preferred stock, value
Common stock, value	42,069	32,663
Common stock payable	108	662
Additional paid-in capital	21,470,580	11,401,078
Unamortized equity compensation		(48,736)
Accumulated deficit	(15,252,417)	(6,330,395)
Total stockholders' equity	6,260,340	5,055,272
Total liabilities and stockholders' equity	$ 7,907,713	$ 5,861,629